Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Balance at beginning of year	$ 10,346	$ 4,041	$ 1,598
Additions for tax positions related to the current year	2,705	3,997	455
Additions for tax positions related to previous years	734	2,562	14
Reduction of reserve for statute expirations	(5,233)	(254)	(1,156)
Addition from the Stratasys-Objet merger			3,130
Balance at end of year	$ 8,552	$ 10,346	$ 4,041